Annual Operating Expenses {- Fidelity Mid-Cap Stock K6 Fund} - 04.30 Fidelity Mid-Cap Stock K6 Fund PRO-04 - Fidelity Mid-Cap Stock K6 Fund - Fidelity Mid-Cap Stock K6 Fund	Jun. 29, 2022
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.07%
Total annual operating expenses	0.52%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.